Schedule of Investments (unaudited) July 31, 2019	iShares® iBonds® 2021 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 3.6%
Arconic Inc., 5.40%, 04/15/21 (Call 01/15/21)	$200	$206,982
Bombardier Inc., 8.75%, 12/01/21(a)	175	191,529
Triumph Group Inc., 4.88%, 04/01/21 (Call 09/03/19)	50	49,377

		447,888

Agriculture — 0.9%
Pyxus International Inc.
8.50%, 04/15/21 (Call 09/03/19)(a)	50	50,918
9.88%, 07/15/21 (Call 09/03/19)	75	63,179

		114,097

Airlines — 1.2%
Air Canada, 7.75%, 04/15/21(a)	50	53,738
Virgin Australia Holdings Ltd., 7.88%, 10/15/21(a)	50	51,313
WestJet Airlines Ltd., 3.50%, 06/16/21 (Call 05/16/21)(a)	50	50,156

		155,207

Banks — 0.8%
CIT Group Inc., 4.13%, 03/09/21 (Call 02/09/21)	100	101,902

Building Materials — 0.4%
CPG Merger Sub LLC, 8.00%, 10/01/21 (Call 09/03/19)(a)	50	50,142

Chemicals — 1.3%
WR Grace & Co.-Conn, 5.13%, 10/01/21(a)	150	155,827

Commercial Services — 2.4%
Hertz Corp. (The), 7.38%, 01/15/21 (Call 08/11/19)	50	50,033
Nielsen Co Luxembourg SARL/The, 5.50%, 10/01/21 (Call 09/03/19)(a)	100	100,302
Rent-A-Center Inc./TX, 4.75%, 05/01/21 (Call 08/15/19)	50	49,982
Sotera Health Topco Inc. (8.88% PIK), 8.13%, 11/01/21 (Call 09/03/19)(a)(b)	100	99,613

		299,930

Computers — 4.6%
Dell Inc., 4.63%, 04/01/21	50	51,295
Dell International LLC/EMC Corp., 5.88%, 06/15/21 (Call 08/16/19)(a)	225	228,924
Harland Clarke Holdings Corp., 9.25%, 03/01/21 (Call 09/03/19)(a)(c)	100	95,814
NCR Corp.
4.63%, 02/15/21 (Call 09/03/19)	50	50,071
5.88%, 12/15/21 (Call 09/03/19)	150	151,333

		577,437

Cosmetics & Personal Care — 2.0%
Edgewell Personal Care Co., 4.70%, 05/19/21	100	101,989
First Quality Finance Co. Inc., 4.63%, 05/15/21 (Call 09/03/19)(a)	100	99,995
Revlon Consumer Products Corp., 5.75%, 02/15/21 (Call 09/03/19)	50	46,000

		247,984

Distribution & Wholesale — 0.6%
Anixter Inc., 5.13%, 10/01/21	75	78,327

Diversified Financial Services — 6.2%
Ally Financial Inc., 4.25%, 04/15/21	100	101,725
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.88%, 08/01/21 (Call 09/03/19)(a)	100	101,437
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 07/01/21 (Call 09/03/19)	100	99,895

Security	Par (000)	Value

Diversified Financial Services (continued)
Navient Corp.
5.88%, 03/25/21	$100	$103,908
6.63%, 07/26/21	150	159,423
Springleaf Finance Corp., 7.75%, 10/01/21	100	109,411
Voyager Aviation Holdings LLC/Voyager Finance Co., 8.50%, 08/15/21 (Call 09/03/19)(a)	100	103,448

		779,247

Electric — 0.8%
AES Corp./VA, 4.00%, 03/15/21	100	101,614

Electrical Components & Equipment — 0.8%
WESCO Distribution Inc., 5.38%, 12/15/21 (Call 09/03/19)	100	101,068

Electronics — 1.3%
ADT Security Corp. (The), 6.25%, 10/15/21	150	159,524

Energy – Alternate Sources — 0.8%
Enviva Partners LP/Enviva Partners Finance Corp., 8.50%, 11/01/21 (Call 09/03/19)	100	103,227

Entertainment — 0.8%
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 6.13%, 08/15/21 (Call 08/15/19)(a)	50	50,790
Scientific Games International Inc., 6.63%, 05/15/21 (Call 09/03/19)	50	50,752

		101,542

Environmental Control — 0.8%
Tervita Corp., 7.63%, 12/01/21 (Call 09/03/19)(a)	100	102,354

Food — 1.0%
B&G Foods Inc., 4.63%, 06/01/21 (Call 09/03/19)	125	125,297

Health Care – Services — 7.5%
Centene Corp., 5.63%, 02/15/21 (Call 09/03/19)	200	202,972
CHS/Community Health Systems Inc., 5.13%, 08/01/21 (Call 09/03/19)	175	174,085
HCA Healthcare Inc., 6.25%, 02/15/21	200	209,842
Tenet Healthcare Corp.
4.38%, 10/01/21	200	203,830
4.50%, 04/01/21	150	152,494

		943,223

Home Builders — 4.0%
KB Home, 7.00%, 12/15/21 (Call 09/15/21)	75	80,653
Lennar Corp.
4.75%, 04/01/21 (Call 02/01/21)	100	102,426
6.25%, 12/15/21 (Call 06/15/21)	50	52,907
8.38%, 01/15/21	50	53,882
M/I Homes Inc., 6.75%, 01/15/21 (Call 08/16/19)	50	50,813
PulteGroup Inc., 4.25%, 03/01/21 (Call 02/01/21)	100	102,000
TRI Pointe Group Inc., 4.88%, 07/01/21 (Call 06/01/21)	50	51,348

		494,029

Household Products & Wares — 0.8%
Prestige Brands Inc., 5.38%, 12/15/21 (Call 09/03/19)(a)(c)	100	100,343

Insurance — 1.5%
Genworth Holdings Inc.
7.20%, 02/15/21	100	102,294
7.63%, 09/24/21	75	78,073

		180,367

Internet — 1.2%
Netflix Inc., 5.38%, 02/01/21	150	155,082

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® 2021 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel — 3.1%
AK Steel Corp., 7.63%, 10/01/21 (Call 09/03/19)	$75	$74,678
Allegheny Technologies Inc., 5.95%, 01/15/21 (Call 10/15/20)	150	153,836
Carpenter Technology Corp., 5.20%, 07/15/21 (Call 04/15/21)	50	51,414
Steel Dynamics Inc., 5.13%, 10/01/21 (Call 09/03/19)	100	100,660

		380,588

Leisure Time — 0.8%
NCL Corp. Ltd., 4.75%, 12/15/21 (Call 09/03/19)(a)	100	101,544

Lodging — 4.8%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21 (Call 09/03/19)(a)	100	102,328
MGM Resorts International, 6.63%, 12/15/21(c)	225	243,965
Studio City Co. Ltd., 7.25%, 11/30/21 (Call 09/03/19)(a)	200	205,966
Wyndham Destinations Inc., 5.63%, 03/01/21	50	51,751

		604,010

Media — 5.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 03/15/21 (Call 09/03/19)	75	75,404
CSC Holdings LLC, 6.75%, 11/15/21	200	214,148
DISH DBS Corp., 6.75%, 06/01/21	350	364,851
TEGNA Inc., 4.88%, 09/15/21 (Call 09/03/19)(a)	50	50,125

		704,528

Mining — 1.8%
Century Aluminum Co., 7.50%, 06/01/21 (Call 09/03/19)(a)	50	49,409
Freeport-McMoRan Inc., 4.00%, 11/14/21	100	102,046
Hecla Mining Co., 6.88%, 05/01/21 (Call 09/03/19)	75	72,653

		224,108

Office & Business Equipment — 2.4%
Pitney Bowes Inc., 3.88%, 10/01/21 (Call 09/01/21)	100	97,513
Xerox Corp., 4.50%, 05/15/21(c)	200	204,774

		302,287

Oil & Gas — 9.4%
Antero Resources Corp., 5.38%, 11/01/21 (Call 09/03/19)	200	197,704
Baytex Energy Corp., 5.13%, 06/01/21 (Call 09/03/19)(a)	100	99,864
Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.50%, 04/15/21 (Call 09/03/19)	150	148,689
Denbury Resources Inc., 9.00%, 05/15/21 (Call 09/03/19)(a)	100	94,141
Energen Corp., 4.63%, 09/01/21 (Call 06/01/21)	50	50,984
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 09/30/21 (Call 09/03/19)(a)	25	21,623
Nabors Industries Inc., 4.63%, 09/15/21	125	122,041
QEP Resources Inc., 6.88%, 03/01/21	75	75,101
Range Resources Corp., 5.75%, 06/01/21 (Call 03/01/21)	75	74,446
Transocean Inc., 8.38%, 12/15/21	50	52,169
Unit Corp., 6.63%, 05/15/21 (Call 09/03/19)	100	89,442
Whiting Petroleum Corp., 5.75%, 03/15/21 (Call 12/15/20)	150	150,165

		1,176,369

Oil & Gas Services — 0.9%
Forum Energy Technologies Inc., 6.25%, 10/01/21 (Call 09/03/19)(c)	50	44,622
SESI LLC, 7.13%, 12/15/21 (Call 09/03/19)	100	72,184

		116,806

Packaging & Containers — 0.8%
Graphic Packaging International LLC, 4.75%, 04/15/21 (Call 01/15/21)	100	102,281

Pharmaceuticals — 1.0%
Elanco Animal Health Inc., 3.91%, 08/27/21	100	102,039

Security	Par/ Shares (000)	Value

Pharmaceuticals (continued)
Owens & Minor Inc., 3.88%, 09/15/21	$25	$22,079

		124,118

Pipelines — 2.0%
American Midstream Partners LP/American Midstream Finance Corp., 9.50%, 12/15/21 (Call 09/03/19)(a)	50	48,465
DCP Midstream Operating LP, 4.75%, 09/30/21 (Call 06/30/21)(a)	100	102,722
Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.25%, 02/15/21 (Call 09/03/19)	50	49,144
NuStar Logistics LP, 6.75%, 02/01/21	50	52,431

		252,762

Real Estate — 0.8%
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 12/01/21 (Call 09/03/19)(a)	100	95,903

Real Estate Investment Trusts — 2.8%
Iron Mountain Inc., 4.38%, 06/01/21 (Call 08/12/19)(a)	150	151,236
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)	100	100,258
5.00%, 12/15/21 (Call 09/15/21)	100	103,194

		354,688

Retail — 4.8%
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp., 8.00%, 06/01/21 (Call 09/03/19)(a)	50	50,782
Ferrellgas LP/Ferrellgas Finance Corp., 6.50%, 05/01/21 (Call 09/03/19)(c)	50	43,958
GameStop Corp., 6.75%, 03/15/21 (Call 09/03/19)(a)(c)	100	100,001
Gap Inc. (The), 5.95%, 04/12/21 (Call 01/12/21)	200	207,744
Guitar Center Inc., 9.50%, 10/15/21 (Call 09/03/19)(a)	75	71,514
L Brands Inc., 6.63%, 04/01/21	65	68,760
Yum! Brands Inc., 3.75%, 11/01/21 (Call 08/01/21)	50	50,667

		593,426

Software — 0.4%
Blackboard Inc., 9.75%, 10/15/21 (Call 09/03/19)(a)(c)	50	48,571

Telecommunications — 9.1%
CenturyLink Inc., Series S, 6.45%, 06/15/21	250	262,548
CommScope Inc., 5.00%, 06/15/21 (Call 08/12/19)(a)	100	100,000
HC2 Holdings Inc., 11.50%, 12/01/21 (Call 06/01/20)(a)	50	43,489
Hughes Satellite Systems Corp., 7.63%, 06/15/21	150	161,307
Qwest Corp., 6.75%, 12/01/21	150	161,058
Sprint Communications Inc., 11.50%, 11/15/21	100	117,002
Sprint Corp., 7.25%, 09/15/21	275	295,344

		1,140,748

Toys, Games & Hobbies — 0.4%
Mattel Inc., 2.35%, 08/15/21 (Call 07/15/21)	50	49,044

Transportation — 0.5%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., 8.13%, 11/15/21 (Call 09/03/19)(a)	75	59,657

Total Corporate Bonds & Notes — 96.7% (Cost: $12,100,355)		12,107,096

Short-Term Investments

Money Market Funds — 5.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(d)(e)(f)	530	529,817

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® 2021 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(d)(e)	154	$154,000

		683,817

Total Short-Term Investments — 5.5% (Cost: $683,817)		683,817

Total Investments in Securities — 102.2% (Cost: $12,784,172)		12,790,913

Other Assets, Less Liabilities — (2.2)%		(270,899)

Net Assets — 100.0%		$12,520,014

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 05/07/19 (000)	(a)	Net Activity (000)	Shares Held at 07/31/19 (000)	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—		530	530	$529,817	$738	(b)	$(23)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—		154	154	154,000	2,154		—	—

					$683,817	$2,892		$(23)	$—

(a)	The Fund commenced operations on May 07, 2019.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$12,107,096	$—	$12,107,096
Money Market Funds	683,817	—	—	683,817

	$683,817	$12,107,096	$—	$12,790,913

Portfolio Abbreviations — Fixed Income

PIK	Payment-in-kind

3